Allowance For Doubtful Accounts And Credit Losses (Schedule Of Allowance For Doubtful Notes And Accounts Receivable) - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Financing Receivable, Allowance for Credit Losses [Line Items]
Repossessed assets	¥ 149	¥ 216